Post-employment benefits - Classification net position (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Other non-current assets	€ 69,000,000	€ 46,000,000
Non-current provisions for employee benefits	(659,000,000)	(797,000,000)
Liabilities included in disposal groups classified as held for sale	1,000,000	30,000,000
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	0
Net defined benefit liability (asset)	590,000,000	750,000,000
Germany [Member]
Post-employment benefits [Line Items]
Other non-current assets	3,000,000
Non-current provisions for employee benefits	(352,000,000)	(450,000,000)
Net defined benefit liability (asset)	349,000,000	450,000,000
United States of America [Member]
Post-employment benefits [Line Items]
Other non-current assets	65,000,000	46,000,000
Non-current provisions for employee benefits	(149,000,000)	(141,000,000)
Net defined benefit liability (asset)	84,000,000	95,000,000
Other countries [Member]
Post-employment benefits [Line Items]
Other non-current assets	1,000,000
Non-current provisions for employee benefits	(157,000,000)	(205,000,000)
Liabilities included in disposal groups classified as held for sale	0
Net defined benefit liability (asset)	€ 157,000,000	€ 205,000,000